Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (1,103)	$ (7,879)	$ (12,478)	$ (10,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	360	349	458	464
Stock-based compensation expense	500	1,212	1,538	1,693
Common stock issued for services	80	139	191	240
Fair value of warrant liability in excess of proceeds			1,780	1,390
Financing transaction costs			552	738
Change in fair value of warrant liability	(2,468)	(1,894)	(2,405)	754
Warrant exchange inducement expense		3,445	3,445
Allowance for doubtful accounts				23
Warrant modification expense	40
Allowance for bad debt	(1)
Allowance for inventory obsolescence	(108)	30	67	90
Allowance for sales returns				10
Loss on disposal of fixed assets		8	9	68
Impairment of intangible assets	99	39	92	52
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(161)	(158)	(147)	(55)
(Increase) decrease in inventory	(249)	(194)	(215)	(260)
(Increase) decrease in prepaid assets and other assets	(20)	299	173	(202)
(Increase) decrease in restricted cash	50			(50)
(Increase) decrease in deposits	(3)	(24)	(21)	(13)
Increase (decrease) in accounts payable	(144)	184	138	(437)
Increase (decrease) in accrued liabilities	(338)	9	421	550
Increase (decrease) in deferred revenue		(3)	(3)	(230)
Increase (decrease) in related party payable	20	(16)	(10)	16
Net cash used in operating activities	(3,446)	(4,454)	(6,415)	(5,638)
Investing activities
Purchases of property and equipment	(32)	(262)	(290)	(167)
Proceeds from sale of property and equipment		1	1
Payments for patent licenses and trademarks	(498)	(485)	(698)	(729)
Net cash used in investing activities	(530)	(746)	(987)	(896)
Financing activities
Proceeds from a bridge loan from a related party	2,862
Proceeds from issuance of common stock		3,646	3,649	6,538
Proceeds from issuance of preferred stock			2,500
Proceeds from exercise of warrants	602		339	2,386
Payment of offering costs		(218)	(218)	(801)
Net cash provided by financing activities	3,464	3,428	6,270	8,123
Net decrease in cash and cash equivalents	(512)	(1,772)	(1,132)	1,589
Cash and cash equivalents, beginning of period	1,111	2,243	2,243	654
Cash and cash equivalents, end of period	599	471	1,111	2,243
Supplemental disclosure of cash flow information
Cash paid for interest	$ 2	2	2	3
Warrant liability reclassified to equity upon warrant exchange		$ 3,031	3,031
Warrants issued for placement agent services			$ 552	$ 115